Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Schedule of assets and liabilities measured at fair value

	December 31, 2020
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	2,609	2,609	—	—
Other liabilities (Note 21)
Contingent consideration in a business combinations	(16,632)	—	—	(16,632)

	December 31, 2019
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	5,544	5,544	—	—
Other financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(9,600)	—	(9,600)	—
Derivative financial instruments - interest rate swaps	—	—	—	—
Other liabilities (Note 21)
Contingent consideration in a business combinations	(21,965)	—	—	(21,965)

Schedule of changes fair value of biological assets classified at level 3 in the hierarchy

Level 3
US$'000
January 1, 2019	7,790
Loss recognised in profit or loss (Note 25.5)	(530)
Disposal of biological assets	(7,365)
Translation differences	105
December 31, 2019	—
Loss recognised in profit or loss (Note 25.5)	—
Disposal of biological assets	—
Translation differences	—
December 31, 2020	—